Level 3 Financial Instrument Narrative (Details) - USD ($)	Jul. 02, 2015	Jun. 30, 2014
Level 3 Financial Instrument Narrative Details
Opening Balance of Financial Instrument	$ 11,504,057	$ 211,394
Issued during the Year ended June 30, 2014	3,887,618	150,444
Change in fair value recognized in operations	(10,956,957)	$ 11,608,504
Converted during the six months ended December 31, 2015	$ (2,048,519)